NYSE

CERTARCA

[redacted]

14025556

**Silvio Conte (Joe)**
Director
Corporate Actions Group, Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
F +1 212 656 5893
silvio.conte@nyse.com

November 10, 2014

RECEIVED
NOV 10 2014
The Division of
Invest...ent Management

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The NYSE Arca certifies its approval for listing and registration of shares of Shares of beneficial interest, no par value per share, of Market Vectors ChinaAMC China Bond ETF, a series of Market Vectors ETF Trust under the Exchange Act of 1934.

Sincerely,

Silvio Conte